                          OppenheimerFunds, Inc.
                        Two World Financial Center
                      225 Liberty Street, 11th Floor
                          New York, NY 10281-1008

Amee Kantesaria
Assistant Vice President &
Assistant Counsel

February 20, 2008

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

         Re:      Oppenheimer Rising Dividends Fund, Inc.
                  Post-Effective Amendment No. 58 under the Securities Act
                  and Amendment No.59 under the Investment Company Act
                  File Nos. 2-65223; 811-2944

To the Securities and Exchange Commission:

     Pursuant to Rule 497(j) under the  Securities  Act of 1933, as amended (the
"Securities  Act"), I hereby represent that the form of Prospectus and Statement of  Additional  Information  that would have been filed  pursuant to Rule 497(c)
under the  Securities  Act  would  not have  differed  from  that  contained  in
Post-Effective  Amendment No. 58 to the Registrant's  Registration  Statement on
Form N-1A,  which was filed  electronically  with the  Securities  and  Exchange
Commission on February 14, 2008.

                                                 Sincerely,

                                                 /s/  Amee Kantesaria
                                                 Amee Kantesaria
                                                 Assistant Vice President &
                                                 Assistant Counsel

cc:    Mayer Brown LLP
       Gloria LaFond
       Nancy S. Vann